Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Loss Contingencies [Line Items]
Schedule of minimum lease payment for operating lease

The Company’s commitment for minimum lease payment under these operating leases for the next five years is as follow:

Twelve months ending June 30,	Minimum lease payment
2020	$234,291
2021	233,339
2022	239,767
2023	248,205
2024	256,677
Thereafter	519,321
Total minimum payments required (1)	$1,731,600

Schedule of Guarantees

Name of party being guaranteed	Guaranteed amount
Hunan Huade Food Co. Ltd. (borrower)	$728,141

Schedule of accrued potential losses	As of June 30, 2019, the amounts of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
1) Leases	$21,974
2) Worker compensation	21,681
Total	$43,655

Schedule of not accrued potential losses

As of June 30, 2019, the amounts of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
1) Guarantees	$262,413
2) Commercial	30,458
3) Leases	115,933
4) Worker compensation	7,269
Total	$416,073

Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
Schedule of Guarantees

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,310,654	December 25, 2019